S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Mercator Investor Holdings, LLC [Member]	Jul. 02, 2026 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,750,000
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,075,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,075,000
Repayment of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 750,000
Warrant Agreement [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1